UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Scheer, Rowlett & Associates Investment Management Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Rob Dionne
Title:		Director
Phone:		(416) 202-6690

Signature, place, and Date of Signing:

	"Rob Dionne"	Toronto, ON Canada	December 31, 2012
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		109,475,431

Form 13F Information Table Value Total:		$4,111,606,919


List of Other Included Managers:

	NONE


FORM 13F


















                     (SEC USE ONLY)

Name of Reporting Manager:Scheer Rowlett & Associates Investment Counsel Ltd

















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)


Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Cameco Corp.
COM
13321L108
17,618,169
899,345
899,345
N/A
N/A

N/A
899,345
N/A
Canadian Natural Resources Ltd.
COM
136385101
208,259,254
7,271,622
7,271,622
N/A
N/A

N/A
7,271,622
N/A
Cenovus Energy Inc.
COM
15135U109
141,048,365
4,236,959
4,236,959
N/A
N/A

N/A
4,236,959
N/A
Nexen Inc.
COM
65334H102
42,600,691
1,603,338
1,603,338
N/A
N/A

N/A
1,603,338
N/A
Penn West Petroleum Corp.
COM
707887105
30,350,084
2,810,193
2,810,193
N/A
N/A

N/A
2,810,193
N/A
Precision Drilling Corp.
COM 2010
74022D308
44,979,100
5,471,910
5,471,910
N/A
N/A

N/A
5,471,910
N/A
Suncor Energy Inc.
COM
867224107
329,972,396
10,087,814
10,087,814
N/A
N/A

N/A
10,087,814
N/A
Talisman Energy Inc.
COM
87425E103
125,140,005
11,123,556
11,123,556
N/A
N/A

N/A
11,123,556
N/A
Agrium Inc.
COM
008916108
147,620,650
1,489,012
1,489,012
N/A
N/A

N/A
1,489,012
N/A
Barrick Gold Corp.
COM
067901108
273,607,586
7,857,771
7,857,771
N/A
N/A

N/A
7,857,771
N/A
Domtar Corp
COM NEW
257559203
32,865,705
396,450
396,450
N/A
N/A

N/A
396,450
N/A
Potash Corp. of Saskatchewan
COM
73755L107
192,985,647
4,767,432
4,767,432
N/A
N/A

N/A
4,767,432
N/A
Teck Resources Ltd.
CL B
878742204
167,226,538
4,625,907
4,625,907
N/A
N/A

N/A
4,625,907
N/A
Canadian National Railway
COM
136375102
170,903,999
1,891,996
1,891,996
N/A
N/A

N/A
1,891,996
N/A
Magna International Inc. Class A
COM
559222401
164,180,328
3,304,757
3,304,757
N/A
N/A

N/A
3,304,757
N/A
Gildan Activewear Class A
COM
375916103
123,921,848
3,411,006
3,411,006
N/A
N/A

N/A
3,411,006
N/A
Thomson Reuters Corporation
COM
884903105
16,193,844
562,677
562,677
N/A
N/A

N/A
562,677
N/A
Bank of Nova Scotia
COM
064149107
375,466,337
6,534,395
6,534,395
N/A
N/A

N/A
6,534,395
N/A
Canadian Imperial Bank of
Commerce
COM
136069101
296,955,640
3,713,338
3,713,338
N/A
N/A

N/A
3,713,338
N/A
Royal Bank of Canada
COM
780087102
338,388,407
5,651,109
5,651,109
N/A
N/A

N/A
5,651,109
N/A
Toronto-Dominion Bank
COM NEW
891160509
410,725,494
4,904,185
4,904,185
N/A
N/A

N/A
4,904,185
N/A
Manulife Financial Corp.
COM
56501R106
76,232,620
5,642,681
5,642,681
N/A
N/A

N/A
5,642,681
N/A
Celestica Inc.
SUB VTG SHS
15101Q108
27,003,511
3,346,160
3,346,160
N/A
N/A

N/A
3,346,160
N/A
Research In Motion
COM
760975102
16,732,353
1,417,996
1,417,996
N/A
N/A

N/A
1,417,996
N/A
BCE Inc.
COM NEW
05534B760
28,087,799
658,874
658,874
N/A
N/A

N/A
658,874
N/A
Rogers Comm Inc. Class B
CL B
775109200
144,078,645
3,190,404
3,190,404
N/A
N/A

N/A
3,190,404
N/A
Telus Corp. Non-voting
NON-VTG SHS
87971M202
168,461,906
2,604,544
2,604,544
N/A
N/A

N/A
2,604,544
N/A



4,111,606,919
109,475,431
109,475,431




109,475,431